Employee Benefit Plans - Schedule of Expenses Included on the Condensed Consolidated Statements of Loss (Details) $ in Thousands, $ in Thousands	3 Months Ended				9 Months Ended
	Sep. 30, 2026 CAD ($)	Sep. 30, 2026 USD ($)	Sep. 30, 2025 CAD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2026 CAD ($)	Sep. 30, 2026 USD ($)	Sep. 30, 2025 CAD ($)	Sep. 30, 2025 USD ($)
Pension Plans Canadian [Member]
Schedule of Expenses Included on the Condensed Consolidated Statements of Loss [Line Items]
Operating expenses	$ 895		$ 1,062		$ 2,686		$ 3,184
Interest (income) expense	(772)		(624)		(2,317)		(1,856)
Pension Plans US [Member]
Schedule of Expenses Included on the Condensed Consolidated Statements of Loss [Line Items]
Operating expenses		$ 73		$ 132		$ 218		$ 403
Interest (income) expense		(21)		35		(60)		106
Pension Plans Total [Member]
Schedule of Expenses Included on the Condensed Consolidated Statements of Loss [Line Items]
Operating expenses	968		1,194		2,904		3,587
Interest (income) expense	(793)		(589)		(2,377)		(1,750)
Other Post-employment Benefit Plans Canadian [Member]
Schedule of Expenses Included on the Condensed Consolidated Statements of Loss [Line Items]
Operating expenses	158		167		473		502
Interest (income) expense	280		263		840		790
Other Post-employment Benefit Plans US [Member]
Schedule of Expenses Included on the Condensed Consolidated Statements of Loss [Line Items]
Operating expenses
Interest (income) expense		$ 10		$ 58		$ 29		$ 159
Other Post-employment Benefit Plans Total [Member]
Schedule of Expenses Included on the Condensed Consolidated Statements of Loss [Line Items]
Operating expenses	158		167		473		502
Interest (income) expense	$ 290		$ 321		$ 869		$ 949